Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit receivable at beginning of period	€ 2,490
Research tax credit receivable at end of period	3,328
2022 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	943
2022 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	110
2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit	€ (215)